ACQUISITIONS Total Identifiable Net Assets Acquired (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Merit Acquisition [Member]		Dec. 31, 2011 Seneca Upshur [Domain]	Dec. 31, 2011 2003/2002-D Partnerships [Member]	Dec. 31, 2011 2005 Partnerships [Member]	Dec. 31, 2010 Permian Basin	Dec. 31, 2010 2004 Partnerships [Member]
Business Acquisition [Line Items]
Total acquisition cost	$ 304,643	[1]	$ 69,618	$ 29,960	$ 43,015	$ 114,273	$ 34,768
Natural gas and crude oil properties - proved	180,259	[1]	20,175	27,940	39,825	45,592	32,730
Natural gas and crude oil properties - unproved	151,428	[1]	49,100	0	0	71,647	0
Other assets	3,631	[1]	10,196	3,455	3,848	0	3,396
Total assets acquired	335,318	[1]	79,471	31,395	43,673	117,239	36,126
Asset retirement obligation	13,870	[1]	8,157	497	300	2,351	912
Other accrued expenses	10,100	[1]	0	0	0	615	126
Other Liabilities	6,705	[1]	1,696	938	358	0	320
Total liabilities assumed	$ 30,675	[1]	$ 9,853	$ 1,435	$ 658	$ 2,966	$ 1,358

[1]	Assets acquired and liabilities assumed in the Merit Acquisition are subject to post-closing adjustments as more detailed analyses are completed and additional information is obtained about the acquired natural gas and crude oil properties.